Revenue from contracts with customers - Summary of the Transaction Price Allocated to the Remaining Performance Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 32,700	€ 25,274
Service revenue from the sale of charging equipment
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	90.00%
Charging sessions
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	10.00%
Within one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 24,791	25,274
More than one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 7,909	€ 0
Transaction price allocated to unsatisfied performance obligations	76.00%
Later than two years and not later than three years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	24.00%